787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 11, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock U.S. Mortgage Portfolio, a series of Managed Account Series II

(File No. 333-224372 and File No. 811-23340)

Ladies and Gentlemen:

On behalf of Managed Account Series II and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated August 28, 2019, for BlackRock U.S. Mortgage Portfolio (the “Fund”) filed under Rule 497(c) with the Securities and Exchange Commission on August 29, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP